Operating Leases	6 Months Ended
Sep. 30, 2023
Operating Leases [Abstract]
OPERATING LEASES

NOTE 9 – OPERATING LEASES

On January 1, 2018, the Company entered into a lease agreement with its related party company to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. As the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. The Company does not have any sublease activities.

Operating lease right-of-use assets as of September 30, 2023 and March 31, 2023 were as follows:

	September 30, 2023 (Unaudited)	March 31, 2023

Office and warehouse*	$339,890	$361,092
Less: accumulated amortization	(78,782)	(55,042)
Total right-of-use assets, net	$261,108	$306,050

The Company recognized lease expenses for the operating lease right-of-use assets office and warehouse over the lease period which is 10 years. For the six months ended September 30, 2023 and 2022, the operating lease expenses were $35,098 and $37,170, respectively.

Operating lease liabilities as of September 30, 2023 and March 31, 2023 consisted of the following:

	September 30, 2023 (Unaudited)	March 31, 2023

Office and warehouse	$261,108	$306,050
Total operating lease liabilities, net	$261,108	$306,050

Analyzed for reporting purposes as:

	September 30, 2023 (Unaudited)	March 31, 2023

Non-current portion of operating lease liabilities – related party	$204,937	$247,961
Current portion of operating lease liabilities – related party	56,171	58,089
Total operating lease liabilities	$261,108	$306,050

The discount rate used for the office and warehouse was 5.40%. The remaining lease term for the operating lease was 4.25 years.

Maturity analysis of operating lease liabilities as of September 30, 2023 was as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	68,586
Two years	500,400	68,586
Three years	500,400	68,586
Four years	500,400	68,586
Five years and thereafter	125,100	17,146
Total undiscounted cash flows	2,126,700	$291,490
Less: imputed interest	(221,653)	(30,382)
Operating lease liabilities	1,905,047	261,108

Maturity analysis of operating lease liabilities as of March 31, 2023 was as follows:

	Office and warehouse
	RMB	USD

Discount rate at commencement	5.40%	$5.40%
One year	500,400	72,864
Two years	500,400	72,864
Three years	500,400	72,864
Four years	500,400	72,864
Five years and thereafter	375,300	54,648
Total undiscounted cash flows	2,376,900	$346,104
Less: imputed interest	(275,074)	(40,054)
Operating lease liabilities	2,101,826	306,050

The Company had no other operating or financing lease agreements or short-term leases, defined as leases with initial term of 12 months or less, for the six months ended September 30, 2023 and 2022.